Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets
Derivative financial instruments	¥ 227,704	¥ 224,828
Liabilities
Derivative financial instruments	(175,645)	(198,342)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	713,128	621,205
Derivative financial instruments	227,704	224,828
Total	9,675,284	7,426,620
Liabilities
Derivative financial instruments	(175,645)	(198,342)
Total	(175,645)	(198,342)
Fair Value, Measurements, Recurring | Time deposits
Assets
Time deposits		57,572
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	6,164,923	4,553,146
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	1,997,196	1,401,183
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	572,333	568,686
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	311,582	245,264
Derivative financial instruments
Total	7,598,017	5,449,629
Liabilities
Derivative financial instruments
Total
Level 1 | Fair Value, Measurements, Recurring | Time deposits
Assets
Time deposits
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	5,234,856	3,753,451
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	1,997,196	1,401,183
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	54,383	49,731
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	401,546	375,941
Derivative financial instruments	220,160	217,745
Total	2,060,631	1,963,019
Liabilities
Derivative financial instruments	(175,645)	(196,386)
Total	(175,645)	(196,386)
Level 2 | Fair Value, Measurements, Recurring | Time deposits
Assets
Time deposits		57,572
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	920,975	792,806
Level 2 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	517,950	518,955
Level 3 | Fair Value, Measurements, Recurring
Assets
Cash equivalents
Derivative financial instruments	7,544	7,083
Total	16,636	13,972
Liabilities
Derivative financial instruments		(1,956)
Total		(1,956)
Level 3 | Fair Value, Measurements, Recurring | Time deposits
Assets
Time deposits
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	9,092	6,889
Level 3 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments
Level 3 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments